Shareholders' Equity - Ordinary Shares (Details) - USD ($) $ / shares in Units, shares in Millions	12 Months Ended		21 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Jun. 30, 2017	Nov. 30, 2014	Apr. 30, 2012
Common Stock Programs
Share repurchase authorization limit				$ 15,000,000,000.0
Number of shares repurchased (in shares)			128.7
Costs recorded to retained earnings
Total repurchase cost			$ 13,000,000,000.0
Share Repurchase Program of 2012
Common Stock Programs
Share repurchase authorization limit						$ 5,000,000,000.0
Number of shares repurchased (in shares)	10.5	10.0
Average price per share (in dollars per share)	$ 186.33	$ 143.94
Costs recorded to retained earnings
Total repurchase cost	$ 1,950,000,000	$ 1,447,000,000
Additional associated costs	10,000,000	7,000,000
Total costs recorded to retained earnings	1,960,000,000	$ 1,454,000,000
Share Repurchase Program of 2014
Common Stock Programs
Share repurchase authorization limit					$ 5,000,000,000.0
Share Repurchase Program of 2017
Common Stock Programs
Share repurchase authorization limit				$ 5,000,000,000.0
Costs recorded to retained earnings
Remaining authorized repurchase amount	$ 2,000,000,000.0		$ 2,000,000,000.0